Apr. 29, 2024
TIFF Multi-Asset Fund
TIFF Multi-Asset Fund
TIFF Investment Program (“TIP”)
Supplement dated April 29, 2024
to the Prospectus dated April 29, 2024,
the TIP Statement of Additional Information Dated April 29, 2024, and
the TIFF Multi-Asset Fund Summary Prospectus Dated April 29, 2024

This supplement provides new and additional information to the TIP prospectus dated April 29, 2024, the TIP Statement of Additional Information dated April 29, 2024, and the TIFF Multi-Asset Fund summary prospectus dated April 29, 2024.
As part of TIFF Advisory Services, LLC’s (“TAS’s”) ongoing commitment to the non-profit sector, TAS will voluntarily waive 10% of its management fees for TIFF Multi-Asset Fund (the “Fund”) commencing on November 1, 2023, and continuing through December 31, 2024. While TAS’s current intention is to continue to waive a portion of its management fees for the Fund after December 31, 2024, the amount and timing of any such ongoing fee waivers has not yet been determined and such fee waivers, if provided, may not be material.

Please keep this supplement for future reference.